STOCKHOLDERS' EQUITY (DEFICIT) (Warrants to Purchase Common Stock) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity [Line Items]
Number of Shares To be Purchased	22,307,046	22,307,046
Warrant 1
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,986,429	3,986,429
Warrant Exercise Price per Share	0.04	0.035
Warrant Expiration Date	June 25, 2013	June 25, 2013
Warrant 2
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825	397,825
Warrant Exercise Price per Share	0.04	0.0362
Warrant Expiration Date	September 30, 2014	September 30, 2014
Warrant 3
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000	1,750,000
Warrant Exercise Price per Share	0.10	0.10
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 4
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000	1,600,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 5
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333	1,333,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 6
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000	490,000
Warrant Exercise Price per Share	0.10	0.10
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 7
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000	196,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 8
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333	163,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 9
Stockholders Equity [Line Items]
Number of Shares To be Purchased	625,000	625,000
Warrant Exercise Price per Share	0.10	0.10
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 10
Stockholders Equity [Line Items]
Number of Shares To be Purchased	250,000	250,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 11
Stockholders Equity [Line Items]
Number of Shares To be Purchased	208,334	208,334
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 12
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000	500,000
Warrant Exercise Price per Share	0.10	0.10
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 13
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000	200,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 14
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667	166,667
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 15
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125	240,125
Warrant Exercise Price per Share	1.25	1.25
Warrant Expiration Date	October 24, 2016	October 24, 2016
Warrant 16
Stockholders Equity [Line Items]
Number of Shares To be Purchased	5,000,000	5,000,000
Warrant Exercise Price per Share	0.10	0.10
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 17
Stockholders Equity [Line Items]
Number of Shares To be Purchased	2,200,000	2,200,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 18
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,833,333	1,833,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 19
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667	1,166,667
Warrant Exercise Price per Share	0.18	0.175
Warrant Expiration Date	February 10, 2017	February 15, 2017